DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Inflation Reduction Act (Details) - Class A common stock subject to redemption	May 11, 2023 USD ($) shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares redeemed during the period | shares	17,749,359
Cash payments for redemption of shares | $	$ 186,932,568